Defiance Hotel, Airline, and Cruise ETF
Schedule of Investments
March 31, 2023 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 99.3%
		Consumer Discretionary - 47.4% (a)
32,660		Accor SA (b)	$1,063,438
16,413		Atour Lifestyle Holdings, Ltd. - ADR (b)(c)	430,185
287,653		Carnival Corporation (b)(c)	2,919,678
4,997		Choice Hotels International, Inc.	585,598
33,807		H World Group, Ltd. - ADR	1,655,867
30,312		Hilton Worldwide Holdings, Inc.	4,270,051
4,742		Hyatt Hotels Corporation - Class A (b)(c)	530,108
20,161		InterContinental Hotels Group plc - ADR	1,342,723
25,768		Marriott International, Inc. - Class A	4,278,519
684,700		Minor International pcl - NVDR	645,754
113,290		Norwegian Cruise Line Holdings, Ltd. (b)(c)	1,523,751
19,200		Resorttrust, Inc.	304,251
50,133		Royal Caribbean Cruises, Ltd. (b)	3,273,685
434,000		Shangri-La Asia, Ltd. (b)	406,912
31,175		Whitbread plc	1,151,375
11,791		Wyndham Hotels & Resorts, Inc.	800,019
			25,181,914
		Industrials - 43.0% (a)
35,944		Air Canada (b)	508,610
420,000		Air China, Ltd. - H-Shares (b)	375,595
251,593		Air France-KLM (b)	464,136
18,754		Alaska Air Group, Inc. (b)	786,918
2,536		Allegiant Travel Company (b)	233,261
93,463		American Airlines Group, Inc. (b)	1,378,579
31,700		ANA Holdings, Inc. (b)(c)	685,019
181,000		Cathay Pacific Airways, Ltd. (b)	174,084
625,000		China Airlines, Ltd.	400,279
480,000		China Southern Airlines Company, Ltd. - H-Shares (b)	342,423
22,099		Controladora Vuela Cia de Aviacion SAB de CV - ADR (b)	274,912
3,147		Copa Holdings SA - Class A	290,625
94,878		Delta Air Lines, Inc. (b)	3,313,140
109,117		Deutsche Lufthansa AG (b)	1,216,323
79,189		easyJet plc (b)	507,580
535,000		Eva Airways Corporation	471,788
7,630		Hanjin Kal Corporation	269,308
467,292		International Consolidated Airlines Group SA (b)	870,940
29,300		Japan Airlines Company, Ltd.	568,432
56,701		JetBlue Airways Corporation (b)	412,783
36,545		Korean Air Lines Company, Ltd.	651,261
173,139		Qantas Airways, Ltd. (b)	767,656
20,300		Ryanair Holdings plc - ADR (b)	1,914,087
210,200		Singapore Airlines, Ltd.	905,905
8,422		SkyWest, Inc. (b)	186,716
66,644		Southwest Airlines Company	2,168,596
19,298		Spirit Airlines, Inc.	331,347
44,798		United Airlines Holdings, Inc. (b)	1,982,312
10,412		Wizz Air Holdings plc (b)	382,740
			22,835,355
		Real Estate - 8.9%
29,856		Apple Hospitality REIT, Inc.	463,365
24,450		DiamondRock Hospitality Company	198,779
76,132		Host Hotels & Resorts, Inc.	1,255,417
975		Invincible Investment Corporation	408,051
673		Japan Hotel REIT Investment Corporation	379,760
30,712		Park Hotels & Resorts, Inc.	379,600
16,930		Pebblebrook Hotel Trust (c)	237,697
23,767		RLJ Lodging Trust (c)	251,930
7,348		Ryman Hospitality Properties, Inc.	659,336
23,116		Service Properties Trust	230,235
28,894		Sunstone Hotel Investors, Inc. (c)	285,473
			4,749,643
		TOTAL COMMON STOCKS (Cost $56,658,282)	52,766,912

		SHORT-TERM INVESTMENTS - 0.5%
282,821		First American Government Obligations Fund - Class X, 4.65% (d)	282,821
		TOTAL SHORT-TERM INVESTMENTS (Cost $282,821)	282,821
Units
		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.0%
6,374,076		Mount Vernon Liquid Assets Portfolio, LLC, 5.00% (d)(e)	6,374,076
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,374,076)	6,374,076

		TOTAL INVESTMENTS - 111.8% (Cost $63,315,179)	59,423,809
		Liabilities in Excess of Other Assets - (11.8)%	(6,291,689)
		NET ASSETS - 100.0%	$53,132,120

		Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	NVDR	Non-Voting Depositary Receipt.
	(a)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(b)	Non-income producing security.
	(c)	All or part of this security is on loan as of March 31, 2023. The total value of securities on loan is $6,234,238.
	(d)	Rate shown is the annualized seven-day yield as of March 31, 2023.
	(e)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$52,766,912	$-	$-	$52,766,912
Short-Term Investments	282,821	-	-	282,821
Investments Purchased with Proceeds from Securities Lending	-	6,374,076	-	6,374,076
Total Investments in Securities	$53,049,733	$6,374,076	$-	$59,423,809

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended March 31, 2023, the Fund did not recognize any transfers to or from Level 3.